Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of segment classification of properties
Schedule of reconciliation of segment EBITDA to operating income
In the following table, we present revenue by segment and Segment EBITDA by segment, then we reconcile Segment EBITDA to income from continuing operations before income tax (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Segment EBITDA
Nevada	$32,784	$31,812	$33,086
Midwest	40,898	40,463	39,300
Colorado	7,718	—	—
Total segment EBITDA	81,400	72,275	72,386
Corporate and other expense	(10,651)	(10,521)	(11,762)
Depreciation and amortization
Nevada	14,150	14,100	24,036
Midwest	6,663	6,542	8,103
Colorado	2,042	—	—
Corporate and other	411	527	155
Total depreciation and amortization	23,266	21,169	32,294
Share-based compensation	2,075	1,680	—
Corporate write-downs, reserves and recoveries	(707)	(3,129)	—
Pre-opening expense	421	—	—
Operating income from continuing operations	45,694	42,034	28,330
Other income (expense)
Interest expense, net	(29,731)	(28,364)	55
Reorganization costs	—	—	(6,797)
Fresh-start adjustments	—	—	(160,316)
Reorganization of debt	—	—	633,659
Impairment charges	—	—	(75,746)
Loss on extinguishment (or modification) of debt	(8,842)	—	—
Other costs	—	(1,576)	—
Total other income (expense), net	(38,573)	(29,940)	390,855
Income (loss) from continuing operations before income tax	$7,121	$12,094	$419,185

Reconciliation of assets by reportable segment to consolidated
The following table presents total assets by reportable segment (in thousands):

	December 31,
	2012	2011
Total assets by reportable segment
Nevada	$228,980	$231,687
Midwest	212,868	220,496
Colorado	78,455	—
Reportable segment total assets	520,303	452,183
Corporate and other	131,619	151,557
Total assets	$651,922	$603,740

Reconciliation of capital expenditures by reportable segments to consolidated
The following table presents capital expenditures by reportable segment (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Capital expenditures by reportable segment
Nevada	$14,043	$20,157	$15,886
Midwest	11,731	11,136	5,518
Colorado	1,565	—	—
Reportable segment capital expenditures	27,339	31,293	21,404
Corporate	2,867	1,520	—
Total capital expenditures	$30,206	$32,813	$21,404